Restructuring - Related charges (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3,510
Operations and support
Restructuring Cost and Reserve [Line Items]
Restructuring charges		134
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges		14
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,362
Severance and other employee costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges		285
Severance and other employee costs | Operations and support
Restructuring Cost and Reserve [Line Items]
Restructuring charges		134
Severance and other employee costs | Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring charges		14
Severance and other employee costs | General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges		137
Lease Cease Use Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	3,225
Lease Cease Use Costs | General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3,225